Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary information by segment

	YY Live	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	6,235,249	791,978	-	7,027,227
Online games	634,325	-	-	634,325
Membership	284,860	-	-	284,860
Others	91,985	4,926	160,727	257,638

Total net revenues	7,246,419	796,904	160,727	8,204,050

Cost of revenues(1)	(3,942,201)	(1,053,257)	(107,972)	(5,103,430)

Gross profit / (loss)	3,304,218	(256,353)	52,755	3,100,620

Operating expenses(1)
Research and development expenses	(519,401)	(125,308)	(30,521)	(675,230)
Sales and marketing expenses	(278,296)	(49,490)	(59,482)	(387,268)
General and administrative expenses	(402,072)	(45,211)	(35,154)	(482,437)
Goodwill impairment	(3,861)	-	(13,804)	(17,665)
Fair value change of contingent consideration	-	-	-	-

Total operating expenses	(1,203,630)	(220,009)	(138,961)	(1,562,600)

Gain on deconsolidation and disposal of subsidiaries	103,960	-	-	103,960
Other income	129,504	-	-	129,504
Operating income / (loss)	2,334,052	(476,362)	(86,206)	1,771,484

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	11,367	4,203	324	15,894
Research and development expenses	58,271	14,352	6,193	78,816
Sales and marketing expenses	2,826	281	-	3,107
General and administrative expenses	32,888	13,192	13,389	59,469

Share based compensation expenses	105,352	32,028	19,906	157,286

For the year ended December 31, 2015:

	YY Live	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	4,183,533	356,324	-	4,539,857
Online games	771,882	-	-	771,882
Membership	291,310	-	-	291,310
Others	170,426	-	123,774	294,200

Total net revenues	5,417,151	356,324	123,774	5,897,249
Cost of revenues(1)	(2,798,064)	(655,066)	(126,614)	(3,579,744)

Gross profit / (loss)	2,619,087	(298,742)	(2,840)	2,317,505

Operating expenses(1)
Research and development expenses	(445,411)	(66,538)	(36,850)	(548,799)
Sales and marketing expenses	(253,129)	(24,469)	(35,272)	(312,870)
General and administrative expenses	(240,536)	(25,869)	(92,069)	(358,474)
Goodwill impairment	(128,034)	-	(182,090)	(310,124)
Fair value change of contingent consideration	107,306	-	185,165	292,471

Total operating expenses	(959,804)	(116,876)	(161,116)	(1,237,796)
Other income	82,300	-	-	82,300
Operating income / (loss)	1,741,583	(415,618)	(163,956)	1,162,009

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	22,077	1,497	389	23,963
Research and development expenses	59,400	4,754	6,797	70,951
Sales and marketing expenses	3,119	164	-	3,283
General and administrative expenses	51,260	3,302	32,613	87,175

Share based compensation expenses	135,856	9,717	39,799	185,372

For the year ended December 31, 2014:

	YY Live	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	2,322,008	153,371	-	2,475,379
Online games	811,699	-	-	811,699
Membership	205,199	-	-	205,199
Others	185,141	-	950	186,091

Total net revenues	3,524,047	153,371	950	3,678,368

Cost of revenues(1)	(1,586,933)	(248,154)	(14,062)	(1,849,149)

Gross profit / (loss)	1,937,114	(94,783)	(13,112)	1,829,219

Operating expenses(1)
Research and development expenses	(362,352)	(47,765)	(21,071)	(431,188)
Sales and marketing expenses	(97,983)	(4,399)	(145)	(102,527)
General and administrative expenses	(200,535)	(20,954)	(1,530)	(223,019)

Total operating expenses	(660,870)	(73,118)	(22,746)	(756,734)

Other income	6,319	-	-	6,319

Operating income / (loss)	1,282,563	(167,901)	(35,858)	1,078,804

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	16,552	1,185	300	18,037
Research and development expenses	47,315	1,895	4,931	54,141
Sales and marketing expenses	2,803	4	-	2,807
General and administrative expenses	57,938	1,660	49	59,647

Share based compensation expenses	124,608	4,744	5,280	134,632